General Information - Schedule of Subsidiaries have Material Non-Controlling Interests (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Patrimonio Autónomo Viva Palmas [Member]
Disclosure of subsidiaries [line items]
Country		Colombia
Percentage of equity interest held by non-controlling interests		73.99%	73.99%
Patrimonio Autónomo Viva Sincelejo [Member]
Disclosure of subsidiaries [line items]
Country		Colombia
Percentage of equity interest held by non-controlling interests		73.99%	73.99%
Patrimonio Autónomo Viva Villavicencio [Member]
Disclosure of subsidiaries [line items]
Country		Colombia
Percentage of equity interest held by non-controlling interests		73.99%	73.99%
Patrimonio Autónomo San Pedro Etapa I [Member]
Disclosure of subsidiaries [line items]
Country		Colombia
Percentage of equity interest held by non-controlling interests		73.99%	73.99%
Patrimonio Autónomo Centro Comercial [Member]
Disclosure of subsidiaries [line items]
Country		Colombia
Percentage of equity interest held by non-controlling interests		73.99%	73.99%
Patrimonio Autónomo Viva Laureles [Member]
Disclosure of subsidiaries [line items]
Country		Colombia
Percentage of equity interest held by non-controlling interests		59.20%	59.20%
Patrimonio Autónomo Centro Comercial Viva Barranquilla [Member]
Disclosure of subsidiaries [line items]
Country		Colombia
Percentage of equity interest held by non-controlling interests		54.10%	54.10%
Patrimonio Autónomo Iwana [Member]
Disclosure of subsidiaries [line items]
Country		Colombia
Percentage of equity interest held by non-controlling interests		49.00%	49.00%
Éxito Viajes y Turismo S.A.S. [Member]
Disclosure of subsidiaries [line items]
Country		Colombia
Percentage of equity interest held by non-controlling interests		49.00%	49.00%
Patrimonio Autónomo Viva Malls [Member]
Disclosure of subsidiaries [line items]
Country		Colombia
Percentage of equity interest held by non-controlling interests		49.00%	49.00%
Grupo Disco Uruguay S.A. [Member]
Disclosure of subsidiaries [line items]
Country	[1]	Uruguay
Percentage of equity interest held by non-controlling interests	[1]	23.35%	30.85%

[1]	In August and September 2024, an additional stake of 7.5% was acquired in this subsidiary. On December 31, 2023, the shareholding was 69.15%.